Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
INCOME TAXES
The components of pretax income (loss) from continuing operations for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
United States	$(119,095)	$(98,181)	$(20,155)
International	(52,432)	1,924	24,738
Income (loss) before provision (benefit) for income taxes	$(171,527)	$(96,257)	$4,583

The provision (benefit) for income taxes for the years ended December 31, 2016, 2015 and 2014 was allocated between continuing operations and discontinued operations as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Continuing Operations	$(5,318)	$(23,010)	$15,308
Discontinued Operations	2,771	51,893	416
Total	$(2,547)	$28,883	$15,724

The pretax income from discontinued operations, including the pretax gain resulting from the sale of a controlling stake in Ticket Monster, was considered for purposes of allocating tax benefits to the loss from continuing operations for the year ended December 31, 2015.
The provision (benefit) for income taxes from continuing operations for the years ended December 31, 2016, 2015 and 2014 consisted of the following components (in thousands):

	Year Ended December 31,
	2016	2015	2014
Current taxes:
U.S. federal	$(1,093)	$(23,913)	$(3,518)
State	912	(2,613)	69
International	5,311	14,558	27,157
Total current taxes	5,130	(11,968)	23,708
Deferred taxes:
U.S. federal	(4,262)	(8,936)	(5,132)
State	(11)	4,324	(742)
International	(6,175)	(6,430)	(2,526)
Total deferred taxes	(10,448)	(11,042)	(8,400)
Provision (benefit) for income taxes	$(5,318)	$(23,010)	$15,308

The items accounting for differences between the income tax provision (benefit) from continuing operations computed at the U.S. federal statutory rate and the provision (benefit) for income taxes for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
U.S. federal income tax provision (benefit) at statutory rate	$(60,035)	$(33,690)	$1,604
Foreign income and losses taxed at different rates (1)	9,410	3,297	(3,452)
State income taxes, net of federal benefits, and state tax credits	(4,694)	(16,382)	(12,851)
Change in valuation allowances	13,797	43,782	19,754
Effect of foreign and state rate changes on deferred items	7,135	(117)	178
Tax effects of intercompany transactions	853	12,448	25,081
Adjustments related to uncertain tax positions	(4,899)	(15,032)	(12,334)
Non-deductible stock-based compensation expense	6,724	5,143	3,896
Tax shortfalls, net of excess tax benefits, on stock-based compensation awards (2)	12,585	—	—
Non-deductible (or non-taxable) change in fair value of investment	4,484	(334)	—
Federal research and development credits	(8,547)	(14,636)	(4,430)
Taxable forgiveness of intercompany liabilities	15,187	—	—
Deductions for investments in subsidiaries that have ceased operations	(645)	(4,924)	—
Non-taxable gains on business dispositions	(3,481)	(5,070)	—
Non-deductible or non-taxable items	6,808	2,505	(2,138)
Provision (benefit) for income taxes	$(5,318)	$(23,010)	$15,308

(1)
Tax rates in foreign jurisdictions are generally lower than the U.S. federal statutory rate. This results in a decrease to the benefit for income taxes in this rate reconciliation for the years ended December 31, 2016 and 2015, prior to the impact of valuation allowances, due to the net pretax losses from continuing operations in those foreign jurisdictions.

(2)
The Company adopted the guidance in ASU 2016-09 on January 1, 2016. Under that guidance, all income tax effects related to settlements of share-based payment awards are reported in earnings as an increase or decrease to income tax expense (benefit), net. See Note 2, Summary of Significant Accounting Policies, for more information about ASU 2016-09.

The deferred income tax assets and liabilities consisted of the following components as of December 31, 2016 and 2015 (in thousands):

	December 31,
	2016	2015
Deferred tax assets:
Accrued expenses and other liabilities	$47,144	$51,294
Stock-based compensation	6,772	7,722
Net operating loss and tax credit carryforwards	192,381	184,504
Intangible assets, net	11,854	17,781
Investments	1,080	—
Unrealized foreign currency exchange losses	9,987	7,755
Other	1,155	2,079
Total deferred tax assets	270,373	271,135
Less valuation allowances	(220,611)	(205,152)
Deferred tax assets, net of valuation allowance	49,762	65,983
Deferred tax liabilities:
Investments	—	(13,782)
Prepaid expenses and other assets	(6,538)	(1,881)
Property, equipment and software, net	(22,292)	(29,507)
Convertible senior notes	(4,529)	—
Deferred revenue	(12,966)	(23,359)
Total deferred tax liabilities	(46,325)	(68,529)
Net deferred tax asset (liability)	$3,437	$(2,546)

The Company has incurred significant losses in recent periods and had an accumulated deficit of $1,099.0 million as of December 31, 2016. As a result, the Company maintained valuation allowances against its domestic deferred tax assets and substantially all of its foreign deferred tax assets as of December 31, 2016 and 2015 to reduce their carrying values to amounts that are realizable either through future reversals of existing taxable temporary differences or through taxable income in carryback years for the applicable jurisdictions.

A cumulative loss in the most recent three-year period is a significant piece of negative evidence that is difficult to overcome when assessing the realizability of deferred tax assets. Prior to 2016, the Company’s operations in the United States were in a cumulative income position over the preceding three-year period. However, due to the Company’s strategic decision in late 2015 to significantly increase marketing spend to accelerate customer growth, the Company forecasted that those operations would be in a three-year cumulative loss position by the end of 2016. Based on that forecasted cumulative three-year pretax loss and its recent financial performance, the Company recorded a valuation allowance against its net deferred tax assets in the United States as of December 31, 2015, which resulted in a $26.0 million charge to income tax expense for the year then ended.

The Company had $164.1 million of federal and $893.5 million of state net operating loss carryforwards as of December 31, 2016, which will begin expiring in 2027 and 2017, respectively. As of December 31, 2016, the Company had $394.7 million of foreign net operating loss carryforwards, a significant portion of which carry forward for an indefinite period.

The Company is subject to taxation in the United States, state jurisdictions and foreign jurisdictions. Significant judgment is required in determining the worldwide provision for income taxes and recording the related income tax assets and liabilities. The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain the position following an audit. For tax positions meeting the more-likely-than-not criterion, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

The following table summarizes activity related to the Company's gross unrecognized tax benefits, excluding interest and penalties, for the years ended December 31, 2016, 2015 and 2014 (in thousands):

	Year Ended December 31,
	2016	2015	2014
Beginning Balance	$79,637	$98,321	$110,305
Increases related to prior year tax positions	1,708	—	5,489
Decreases related to prior year tax positions	(3,154)	(25,702)	(27,875)
Increases related to current year tax positions	11,443	10,590	17,348
Decreases based on settlements with taxing authorities	(3,176)	—	—
Decreases due to lapse of statute limitations	(4,906)	—	—
Foreign currency translation	(1,471)	(3,572)	(6,946)
Ending Balance	$80,081	$79,637	$98,321

The total amount of unrecognized tax benefits as of December 31, 2016, 2015 and 2014 that, if recognized, would affect the effective tax rate are $34.5 million, $40.8 million and $72.3 million, respectively.
The Company recognized $1.2 million, $0.1 million and $1.1 million of interest and penalties within "Provision for income taxes" on its consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014, respectively. Total accrued interest and penalties as of December 31, 2016 and 2015 were $4.6 million and $5.8 million, respectively, and are included within "Other non-current liabilities" in the consolidated balance sheets.
The Company is currently under IRS audit for the 2013 and 2014 tax years. Additionally, the Company is currently under audit by several foreign jurisdictions. It is likely that the examination phase of some of these audits will conclude in the next 12 months. There are many factors, including factors outside of the Company's control, which influence the progress and completion of these audits. The Company recognized income tax benefits of $8.4 million, $25.6 million and $24.4 million for the years ended December 31, 2016, 2015 and 2014, respectively, as a result of new information that impacted its estimates of the amounts that are more-likely-than not of being realized upon settlement of the related tax positions and due to expirations of the applicable statutes of limitations. As of December 31, 2016, the Company believes that it is reasonably possible that additional changes of up to $36.6 million in unrecognized tax benefits may occur within the next 12 months upon closing of income tax audits or the expiration of applicable statutes of limitations.
In general, it is the practice and intention of the Company to reinvest the earnings of its non-U.S. subsidiaries in those operations. As of December 31, 2016, no provision has been made for U.S. income taxes and foreign withholding taxes related to the undistributed earnings of the Company's foreign subsidiaries of approximately $241.1 million, because those undistributed earnings are indefinitely reinvested outside the United States. The actual U.S. tax cost would depend on income tax laws and circumstances at the time of distribution. Determination of the amount of unrecognized U.S. deferred tax liability related to the undistributed earnings of the Company's foreign subsidiaries is not practical due to the complexities associated with the calculation.